Divestitures - Summary of Net Assets Disposed (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Associates [member] | Disposals [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Percentage of equity investment	19.90%